iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  26.1%
iShares Core U.S. REIT ETF ................. 4,286 $ 276,833
iShares Russell 1000 ETF ................... 33,543 13,176,697
iShares Russell 2000 ETF
(b)
.................. 1,023 284,363
13,737,893
a
Domestic Fixed Income  —  57.3%
iShares 0-5 Year TIPS Bond ETF .............. 47,365 4,933,065
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 19,256 955,290
iShares 10-20 Year Treasury Bond ETF .......... 15,879 1,585,201
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 39,277 2,065,578
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 26,569 1,415,862
iShares MBS ETF ........................ 68,778 6,518,779
iShares U.S. Treasury Bond ETF .............. 554,288 12,648,852
30,122,627
a
International Equity  —  16.4%
iShares Core MSCI Emerging Markets ETF ....... 31,954 2,508,069
iShares Core MSCI International Developed Markets
ETF ................................ 57,916 5,116,299
Security Shares Value
a
International Equity — 16.4% (continued)
iShares Global Infrastructure ETF .............. 14,333 $ 982,240
8,606,608
a
Total Long-Term Investments — 99.8%
(Cost: $49,608,772) ................................. 52,467,128
a
Short-Term Securities
Money Market Funds  —  5.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(a)(c)(d)
...................... 2,681,645 2,682,449
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(a)(c)
............................ 93,698 93,698
a
Total Short-Term Securities — 5.3%
(Cost: $2,775,967) .................................. 2,776,147
Total Investments — 105.1%
(Cost: $52,384,739) ................................. 55,243,275
Liabilities in Excess of Other Assets — (5.1)% ............... (2,684,203)
Net Assets — 100.0% ................................. $ 52,559,072
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 440,102 $ 2,244,949
(a)
$ — $ (2,748) $ 146 $ 2,682,449 2,681,645 $ 4,710
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 23,345 70,353
(a)
— — — 93,698 93,698 1,832 —
iShares 0-5 Year TIPS
Bond ETF ..... 2,615,789 3,168,870 (915,533) 23,697 40,242 4,933,065 47,365 77,573 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 522,059 704,914 (252,805) 145 (19,023) 955,290 19,256 29,959 —
iShares 10-20 Year
Treasury Bond ETF 862,204 1,155,344 (401,357) 492 (31,482) 1,585,201 15,879 42,798 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 1,115,651 1,273,447 (316,198) 9,804 (17,126) 2,065,578 39,277 54,451 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 745,110 845,558 (167,769) 12,210 (19,247) 1,415,862 26,569 38,350 —
iShares Core MSCI
Emerging Markets
ETF ......... 982,715 1,311,531 (235,475) 55,823 393,475 2,508,069 31,954 27,546 —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
LifePath
®
Retirement ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 2,390,185 $ 2,900,606 $ (738,959) $ 116,354 $ 448,113 $ 5,116,299 57,916 $ 73,809 $ —
iShares Core U.S.
REIT ETF ..... 322,338 357,493 (449,346) 13,874 32,474 276,833 4,286 10,645 —
iShares Global
Infrastructure ETF 323,699 626,874 (62,522) 21,075 73,114 982,240 14,333 8,431 —
iShares MBS ETF . 3,241,349 3,901,462 (662,205) 45,622 (7,449) 6,518,779 68,778 155,929 —
iShares Russell 1000
ETF ......... 6,021,138 7,529,389 (1,514,131) 334,568 805,733 13,176,697 33,543 74,835 —
iShares Russell 2000
ETF ......... — 253,781 — — 30,582 284,363 1,023 — —
iShares U.S. Treasury
Bond ETF ..... 5,762,803 7,983,673 (1,017,158) 34,837 (115,303) 12,648,852 554,288 237,026 —
$ — $ 665,753 $ 1,614,249
$ 55,243,275
$ 837,894 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 52,467,128 $ — $ — $ 52,467,128
Short-Term Securities
Money Market Funds ...................................... 2,776,147 — — 2,776,147
$ 55,243,275 $ — $ — $ 55,243,275
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security